Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	$ (46,050)	$ 9,473
Profit attributable to non-controlling interests	(2,846)	(11,278)
Income tax (benefit)/expense	11,587	12,975
Financial expense, net	237,924	224,893
Depreciation, amortization, and impairment charges	310,502	374,059
Total segment Adjusted EBITDA	(627,281)	(630,641)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	46,050	(9,473)
Profit attributable to non-controlling interests	2,846	11,278
Income tax (benefit)/expense	11,587	12,975
Financial expense, net	237,924	224,893
Depreciation, amortization, and impairment charges	310,502	374,059
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	18,372	16,909
Total segment Adjusted EBITDA	$ 627,281	$ 630,641